Equity Transaction - Exclusive License Rights	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Equity Transaction - Exclusive License Rights
4.	Equity Transaction - Exclusive License Rights

On December 13, 2017, we entered into a Master Marketing Agreement with BizRight Hydroponic, Inc. (“BizRight”), a leading marketer and supplier hydroponic growth supplies, which offers a range of hydroponics-related products including: HPS grow lights, electronic ballasts, HPS Bulbs, nutrient mixes, environmental control products, pH measurement and calibration solutions and other cannabis-related grow and storage products. BizRight operates the ZenHydro.com website and other e-commerce properties, and sells various products to distributors and retailers.

Under the terms of the Master Marketing Agreement, all products procured, developed and imported by BizRight will be sold by the Company. The expected term of the exclusive license rights is 20 years. BizRight and its owners will be compensated via a combination of cash and common shares in Sugarmade. Effective the contract date, Bizright will be compensated Two hundred million (200,000,000) common shares. Sugarmade will compensate BizRight and its owners six million dollars ($6,000,000) in cash. The amount due will be divided over 3 payments equally and are contingent upon the filing of the S-1 and significant funding.

We began recognizing revenues under this marketing agreement during April 2018 and stopped recognizing the revenue in December 2018 due to the incompletion of the Master Marketing Agreement. We plan to exercise the purchase option pursuant to the agreement and begin re-recognizing revenues upon closing of the transaction.

As of March 31, 2019, the shares to be issued in connection with the acquisition of exclusive license rights has been issued and the transaction has not been fully completed. $550,000 in cash has been paid and reflected as a prepaid deposit in other current assets on our balance sheet.

4.	Equity Transaction - Exclusive License Rights

On December 13, 2017, we entered into a Master Marketing Agreement with BizRight Hydroponic, Inc. (“BizRight”), a leading marketer and manufacturer of cannabis and hydroponic growth supplies, which offers a range of hydroponics-related products including: HPS grow lights, electronic ballasts, HPS Bulbs, nutrient mixes, environmental control products, pH measurement and calibration solutions and other cannabis-related grow and storage products. BizRight operates the ZenHydro.com website and other e-commerce properties, and sells various products to distributors and retailers.

Under the terms of the Master Marketing Agreement, all products procured, developed and imported by BizRight will be sold by the Company. The expected term of the exclusive license rights is 20 years. BizRight and its owners will be compensated via a combination of cash and common shares in Sugarmade. Effective the contract date, Bizright will be compensated Two hundred million (200,000,000) common shares. Sugarmade will compensate BizRight and its owners six million dollars ($6,000,000) in cash. The amount due will be divided over 3 payments equally and are contingent upon the filing of the S-1 and significant funding.

As of June 30, 2018, the shares to be issued in connection with the acquisition of exclusive license rights has not been issued therefore the transaction has not been completed. $350,000 in cash has been paid and reflected as a prepaid deposit in other current assets on our balance sheet, see Note 6.